CONSOLIDATED STATEMENT OF EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	TOTAL ECOLAB SHAREHOLDERS' EQUITY	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK	NON-CONTROLLING INTEREST
Balance at Dec. 31, 2010	$ 2,133.0	$ 2,129.2	$ 333.1	$ 1,310.2	$ 3,279.1	$ (271.9)	$ (2,521.3)	$ 3.8
Balance (in shares) at Dec. 31, 2010			333,141,410				(100,628,659)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	463.3	462.5			462.5			0.8
Comprehensive income (loss) activity	(73.0)	(73.0)				(73.0)
Total comprehensive income, including noncontrolling interest	390.3	389.5						0.8
Cash dividends declared	(182.3)	(181.7)			(181.7)			(0.6)
Champion acquisition and Nalco Merger	3,943.6	3,873.2		2,573.2			1,300.0	70.4
Champion acquisition and Nalco Merger (in shares)							68,316,283
Stock options and awards	146.5	146.5	3.0	142.1			1.4
Stock options (in shares)			2,946,833				93,771
Stock awards, net issuances (in shares)							114,064
Reacquired shares	(690.0)	(690.0)		(44.7)			(645.3)
Reacquired shares (in shares)							(12,009,258)
Balance at Dec. 31, 2011	5,741.1	5,666.7	336.1	3,980.8	3,559.9	(344.9)	(1,865.2)	74.4
Balance (in shares) at Dec. 31, 2011			336,088,243				(44,113,799)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	701.3	703.6			703.6			(2.3)
Comprehensive income (loss) activity	(116.7)	(114.8)				(114.8)		(1.9)
Total comprehensive income, including noncontrolling interest	584.6	588.8						(4.2)
Cash dividends declared	(246.8)	(242.9)			(242.9)			(3.9)
Champion acquisition and Nalco Merger	17.1	0.3		0.3				16.8
Stock options and awards	274.0	274.0	6.0	260.7			7.3
Stock options (in shares)			5,430,997				208,239
Stock awards, net issuances (in shares)			587,341				(21,257)
Reacquired shares	(209.9)	(209.9)		7.3			(217.2)
Reacquired shares (in shares)							(3,457,740)
Balance at Dec. 31, 2012	6,160.1	6,077.0	342.1	4,249.1	4,020.6	(459.7)	(2,075.1)	83.1
Balance (in shares) at Dec. 31, 2012	294,700,000		342,106,581				(47,384,557)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	973.6	967.8			967.8			5.8
Comprehensive income (loss) activity	138.5	154.5				154.5		(16.0)
Total comprehensive income, including noncontrolling interest	1,112.1	1,122.3						(10.2)
Cash dividends declared	(300.8)	(289.4)			(289.4)			(11.4)
Champion acquisition and Nalco Merger	546.6	543.0		258.1			284.9	3.6
Champion acquisition and Nalco Merger (in shares)							6,596,444
Stock options and awards	199.0	199.0	3.0	184.8			11.2
Stock options (in shares)			2,206,661				254,680
Stock awards, net issuances (in shares)			787,767				11,008
Reacquired shares	(307.6)	(307.6)					(307.6)
Reacquired shares (in shares)							(3,443,405)
Balance at Dec. 31, 2013	$ 7,409.4	$ 7,344.3	$ 345.1	$ 4,692.0	$ 4,699.0	$ (305.2)	$ (2,086.6)	$ 65.1
Balance (in shares) at Dec. 31, 2013	301,100,000		345,101,009				(43,965,830)